UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
                                                BlackRock Short Obligations Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1 – Reports to Stockholders
(a)     The Reports to Shareholders are attached herewith.
BlackRock Short Obligations Fund

Institutional Shares | BISOX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.27%

How did the Fund perform last year?

  Although inflation came down over the course of the annual period, it remained above the U.S. Federal Reserve’s (the “Fed”) stated 2% target.

  The Fed responded by keeping short-term interest rates in a range of 5.25% to 5.50%.

  The central bank’s decision to keep rates elevated translated to attractive yields on short-term debt.

What contributed to performance?

During the reporting period, the Fund’s duration and yield curve positioning contributed positively. The Fund’s sector allocations were also a source of positive contribution.

What detracted from performance?

At a time of positive returns for the broader asset class, no aspect of the Fund's positioning was a significant detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 14	10,004	10,110	10,002
Sep 14	10,008	10,042	10,003
Oct 14	10,012	10,140	10,003
Nov 14	10,016	10,212	10,003
Dec 14	10,011	10,222	10,005
Jan 15	10,025	10,436	10,008
Feb 15	10,020	10,338	10,009
Mar 15	10,024	10,386	10,009
Apr 15	10,029	10,349	10,013
May 15	10,035	10,324	10,014
Jun 15	10,040	10,211	10,016
Jul 15	10,045	10,282	10,015
Aug 15	10,050	10,268	10,016
Sep 15	10,055	10,337	10,026
Oct 15	10,059	10,339	10,023
Nov 15	10,065	10,311	10,022
Dec 15	10,061	10,278	10,027
Jan 16	10,067	10,420	10,035
Feb 16	10,074	10,494	10,039
Mar 16	10,103	10,590	10,048
Apr 16	10,110	10,630	10,055
May 16	10,118	10,633	10,056
Jun 16	10,125	10,824	10,068
Jul 16	10,143	10,893	10,071
Aug 16	10,152	10,880	10,072
Sep 16	10,160	10,874	10,081
Oct 16	10,169	10,791	10,087
Nov 16	10,178	10,535	10,089
Dec 16	10,192	10,550	10,094
Jan 17	10,201	10,571	10,102
Feb 17	10,221	10,642	10,107
Mar 17	10,221	10,636	10,107
Apr 17	10,232	10,719	10,115
May 17	10,253	10,801	10,121
Jun 17	10,264	10,790	10,131
Jul 17	10,275	10,837	10,141
Aug 17	10,286	10,934	10,155
Sep 17	10,297	10,882	10,162
Oct 17	10,299	10,888	10,172
Nov 17	10,311	10,874	10,180
Dec 17	10,316	10,924	10,191
Jan 18	10,319	10,798	10,202
Feb 18	10,333	10,696	10,208
Mar 18	10,338	10,764	10,223
Apr 18	10,354	10,684	10,238
May 18	10,383	10,761	10,255
Jun 18	10,392	10,747	10,272
Jul 18	10,412	10,750	10,289
Aug 18	10,443	10,819	10,309
Sep 18	10,463	10,749	10,323
Oct 18	10,475	10,664	10,342
Nov 18	10,497	10,728	10,363
Dec 18	10,513	10,925	10,386
Jan 19	10,559	11,041	10,410
Feb 19	10,581	11,035	10,429
Mar 19	10,617	11,247	10,454
Apr 19	10,630	11,250	10,476
May 19	10,664	11,449	10,501
Jun 19	10,698	11,593	10,530
Jul 19	10,720	11,619	10,550
Aug 19	10,753	11,920	10,578
Sep 19	10,773	11,856	10,596
Oct 19	10,793	11,892	10,623
Nov 19	10,811	11,886	10,635
Dec 19	10,829	11,878	10,653
Jan 20	10,858	12,106	10,669
Feb 20	10,874	12,324	10,697
Mar 20	10,782	12,251	10,752
Apr 20	10,882	12,469	10,753
May 20	10,926	12,527	10,750
Jun 20	10,946	12,606	10,752
Jul 20	10,965	12,795	10,756
Aug 20	10,971	12,691	10,757
Sep 20	10,966	12,684	10,759
Oct 20	10,971	12,628	10,761
Nov 20	10,975	12,752	10,763
Dec 20	10,979	12,769	10,764
Jan 21	10,982	12,678	10,765
Feb 21	10,985	12,495	10,767
Mar 21	10,977	12,338	10,769
Apr 21	10,979	12,436	10,770
May 21	10,993	12,477	10,771
Jun 21	10,985	12,564	10,770
Jul 21	10,987	12,705	10,771
Aug 21	10,989	12,681	10,772
Sep 21	10,992	12,571	10,773
Oct 21	10,983	12,567	10,773
Nov 21	10,974	12,604	10,773
Dec 21	10,977	12,572	10,774
Jan 22	10,958	12,301	10,768
Feb 22	10,949	12,164	10,767
Mar 22	10,909	11,826	10,764
Apr 22	10,902	11,377	10,767
May 22	10,920	11,451	10,780
Jun 22	10,896	11,271	10,772
Jul 22	10,931	11,547	10,782
Aug 22	10,947	11,220	10,797
Sep 22	10,933	10,735	10,814
Oct 22	10,956	10,596	10,832
Nov 22	11,004	10,986	10,871
Dec 22	11,046	10,937	10,918
Jan 23	11,113	11,273	10,955
Feb 23	11,135	10,982	10,986
Mar 23	11,171	11,260	11,045
Apr 23	11,230	11,329	11,083
May 23	11,270	11,205	11,110
Jun 23	11,298	11,165	11,163
Jul 23	11,363	11,158	11,209
Aug 23	11,419	11,086	11,260
Sep 23	11,452	10,805	11,310
Oct 23	11,511	10,634	11,361
Nov 23	11,581	11,116	11,420
Dec 23	11,654	11,541	11,479
Jan 24	11,704	11,510	11,529
Feb 24	11,739	11,347	11,570
Mar 24	11,789	11,452	11,621
Apr 24	11,838	11,162	11,668
May 24	11,888	11,352	11,723
Jun 24	11,949	11,459	11,772
Jul 24	12,023	11,727	11,832

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	5.80%	2.32%	1.86%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
ICE BofA 6-Month U.S. Treasury Bill Index...
	5.58	2.32	1.70

Key Fund statistics

Net Assets...
$1,133,264,082
Number of Portfolio Holdings...
239
Net Investment Advisory Fees...
$1,584,361
Portfolio Turnover Rate...
34%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Maturity allocation

Investment Type	Percent of Net Assets
Corporate Bonds...
37.0%
Asset-Backed Securities...
5.5
U.S. Treasury Obligations...
1.6
Municipal Bonds...
0.3
Foreign Agency Obligations...
0.2
Short-Term Securities...
56.0
Liabilities in Excess of Other Assets...
(0.6)
Percent of Net Assets
1-7 days...
7.5%
8-14 days...
6.1
15-30 days...
3.9
31-60 days...
8.5
61-90 days...
10.6
91-120 days...
10.2
121-150 days...
1.5
>150 days...
51.7

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Institutional Shares | BISOX

Annual Shareholder Report — July 31, 2024

BISOX-07/24-AR

BlackRock Short Obligations Fund

Investor A Shares | BASOX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	0.50%

How did the Fund perform last year?

  Although inflation came down over the course of the annual period, it remained above the U.S. Federal Reserve’s (the “Fed”) stated 2% target.

  The Fed responded by keeping short-term interest rates in a range of 5.25% to 5.50%.

  The central bank’s decision to keep rates elevated translated to attractive yields on short-term debt.

What contributed to performance?

During the reporting period, the Fund’s duration and yield curve positioning contributed positively. The Fund’s sector allocations were also a source of positive contribution.

What detracted from performance?

At a time of positive returns for the broader asset class, no aspect of the Fund's positioning was a significant detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 14	10,001	10,110	10,002
Sep 14	9,993	10,042	10,003
Oct 14	9,994	10,140	10,003
Nov 14	9,996	10,212	10,003
Dec 14	9,997	10,222	10,005
Jan 15	9,999	10,436	10,008
Feb 15	10,001	10,338	10,009
Mar 15	10,003	10,386	10,009
Apr 15	10,005	10,349	10,013
May 15	10,007	10,324	10,014
Jun 15	10,010	10,211	10,016
Jul 15	10,012	10,282	10,015
Aug 15	10,004	10,268	10,016
Sep 15	10,016	10,337	10,026
Oct 15	10,018	10,339	10,023
Nov 15	10,021	10,311	10,022
Dec 15	10,014	10,278	10,027
Jan 16	10,018	10,420	10,035
Feb 16	10,022	10,494	10,039
Mar 16	10,047	10,590	10,048
Apr 16	10,052	10,630	10,055
May 16	10,057	10,633	10,056
Jun 16	10,072	10,824	10,068
Jul 16	10,077	10,893	10,071
Aug 16	10,083	10,880	10,072
Sep 16	10,089	10,874	10,081
Oct 16	10,105	10,791	10,087
Nov 16	10,112	10,535	10,089
Dec 16	10,112	10,550	10,094
Jan 17	10,119	10,571	10,102
Feb 17	10,136	10,642	10,107
Mar 17	10,144	10,636	10,107
Apr 17	10,152	10,719	10,115
May 17	10,161	10,801	10,121
Jun 17	10,169	10,790	10,131
Jul 17	10,178	10,837	10,141
Aug 17	10,187	10,934	10,155
Sep 17	10,196	10,882	10,162
Oct 17	10,205	10,888	10,172
Nov 17	10,215	10,874	10,180
Dec 17	10,218	10,924	10,191
Jan 18	10,219	10,798	10,202
Feb 18	10,220	10,696	10,208
Mar 18	10,233	10,764	10,223
Apr 18	10,248	10,684	10,238
May 18	10,264	10,761	10,255
Jun 18	10,281	10,747	10,272
Jul 18	10,298	10,750	10,289
Aug 18	10,317	10,819	10,309
Sep 18	10,335	10,749	10,323
Oct 18	10,354	10,664	10,342
Nov 18	10,363	10,728	10,363
Dec 18	10,388	10,925	10,386
Jan 19	10,421	11,041	10,410
Feb 19	10,442	11,035	10,429
Mar 19	10,475	11,247	10,454
Apr 19	10,496	11,250	10,476
May 19	10,529	11,449	10,501
Jun 19	10,560	11,593	10,530
Jul 19	10,570	11,619	10,550
Aug 19	10,600	11,920	10,578
Sep 19	10,618	11,856	10,596
Oct 19	10,647	11,892	10,623
Nov 19	10,652	11,886	10,635
Dec 19	10,669	11,878	10,653
Jan 20	10,695	12,106	10,669
Feb 20	10,720	12,324	10,697
Mar 20	10,628	12,251	10,752
Apr 20	10,725	12,469	10,753
May 20	10,766	12,527	10,750
Jun 20	10,784	12,606	10,752
Jul 20	10,790	12,795	10,756
Aug 20	10,794	12,691	10,757
Sep 20	10,797	12,684	10,759
Oct 20	10,800	12,628	10,761
Nov 20	10,791	12,752	10,763
Dec 20	10,792	12,769	10,764
Jan 21	10,794	12,678	10,765
Feb 21	10,794	12,495	10,767
Mar 21	10,795	12,338	10,769
Apr 21	10,796	12,436	10,770
May 21	10,796	12,477	10,771
Jun 21	10,796	12,564	10,770
Jul 21	10,797	12,705	10,771
Aug 21	10,797	12,681	10,772
Sep 21	10,786	12,571	10,773
Oct 21	10,776	12,567	10,773
Nov 21	10,776	12,604	10,773
Dec 21	10,765	12,572	10,774
Jan 22	10,755	12,301	10,768
Feb 22	10,734	12,164	10,767
Mar 22	10,703	11,826	10,764
Apr 22	10,694	11,377	10,767
May 22	10,710	11,451	10,780
Jun 22	10,684	11,271	10,772
Jul 22	10,705	11,547	10,782
Aug 22	10,719	11,220	10,797
Sep 22	10,714	10,735	10,814
Oct 22	10,724	10,596	10,832
Nov 22	10,769	10,986	10,871
Dec 22	10,819	10,937	10,918
Jan 23	10,872	11,273	10,955
Feb 23	10,891	10,982	10,986
Mar 23	10,935	11,260	11,045
Apr 23	10,980	11,329	11,083
May 23	11,017	11,205	11,110
Jun 23	11,054	11,165	11,163
Jul 23	11,104	11,158	11,209
Aug 23	11,156	11,086	11,260
Sep 23	11,197	10,805	11,310
Oct 23	11,241	10,634	11,361
Nov 23	11,308	11,116	11,420
Dec 23	11,377	11,541	11,479
Jan 24	11,435	11,510	11,529
Feb 24	11,467	11,347	11,570
Mar 24	11,514	11,452	11,621
Apr 24	11,548	11,162	11,668
May 24	11,606	11,352	11,723
Jun 24	11,652	11,459	11,772
Jul 24	11,722	11,727	11,832

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	5.56%	2.09%	1.60%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
ICE BofA 6-Month U.S. Treasury Bill Index...
	5.58	2.32	1.70

Key Fund statistics

Net Assets...
$1,133,264,082
Number of Portfolio Holdings...
239
Net Investment Advisory Fees...
$1,584,361
Portfolio Turnover Rate...
34%

Average annual total returns reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

Performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Maturity allocation

Investment Type	Percent of Net Assets
Corporate Bonds...
37.0%
Asset-Backed Securities...
5.5
U.S. Treasury Obligations...
1.6
Municipal Bonds...
0.3
Foreign Agency Obligations...
0.2
Short-Term Securities...
56.0
Liabilities in Excess of Other Assets...
(0.6)
Percent of Net Assets
1-7 days...
7.5%
8-14 days...
6.1
15-30 days...
3.9
31-60 days...
8.5
61-90 days...
10.6
91-120 days...
10.2
121-150 days...
1.5
>150 days...
51.7

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Investor A Shares | BASOX

Annual Shareholder Report — July 31, 2024

BASOX-07/24-AR

BlackRock Short Obligations Fund

Class K Shares | BBSOX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$21	0.20%

How did the Fund perform last year?

  Although inflation came down over the course of the annual period, it remained above the U.S. Federal Reserve’s (the “Fed”) stated 2% target.

  The Fed responded by keeping short-term interest rates in a range of 5.25% to 5.50%.

  The central bank’s decision to keep rates elevated translated to attractive yields on short-term debt.

What contributed to performance?

During the reporting period, the Fund’s duration and yield curve positioning contributed positively. The Fund’s sector allocations were also a source of positive contribution.

What detracted from performance?

At a time of positive returns for the broader asset class, no aspect of the Fund's positioning was a significant detractor.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 14	10,004	10,110	10,002
Sep 14	9,998	10,042	10,003
Oct 14	10,003	10,140	10,003
Nov 14	10,007	10,212	10,003
Dec 14	10,012	10,222	10,005
Jan 15	10,017	10,436	10,008
Feb 15	10,021	10,338	10,009
Mar 15	10,026	10,386	10,009
Apr 15	10,031	10,349	10,013
May 15	10,036	10,324	10,014
Jun 15	10,042	10,211	10,016
Jul 15	10,047	10,282	10,015
Aug 15	10,042	10,268	10,016
Sep 15	10,057	10,337	10,026
Oct 15	10,062	10,339	10,023
Nov 15	10,068	10,311	10,022
Dec 15	10,064	10,278	10,027
Jan 16	10,071	10,420	10,035
Feb 16	10,078	10,494	10,039
Mar 16	10,106	10,590	10,048
Apr 16	10,114	10,630	10,055
May 16	10,122	10,633	10,056
Jun 16	10,140	10,824	10,068
Jul 16	10,148	10,893	10,071
Aug 16	10,157	10,880	10,072
Sep 16	10,166	10,874	10,081
Oct 16	10,185	10,791	10,087
Nov 16	10,195	10,535	10,089
Dec 16	10,198	10,550	10,094
Jan 17	10,208	10,571	10,102
Feb 17	10,228	10,642	10,107
Mar 17	10,240	10,636	10,107
Apr 17	10,250	10,719	10,115
May 17	10,262	10,801	10,121
Jun 17	10,273	10,790	10,131
Jul 17	10,285	10,837	10,141
Aug 17	10,297	10,934	10,155
Sep 17	10,309	10,882	10,162
Oct 17	10,322	10,888	10,172
Nov 17	10,335	10,874	10,180
Dec 17	10,341	10,924	10,191
Jan 18	10,346	10,798	10,202
Feb 18	10,349	10,696	10,208
Mar 18	10,366	10,764	10,223
Apr 18	10,383	10,684	10,238
May 18	10,412	10,761	10,255
Jun 18	10,421	10,747	10,272
Jul 18	10,442	10,750	10,289
Aug 18	10,473	10,819	10,309
Sep 18	10,494	10,749	10,323
Oct 18	10,506	10,664	10,342
Nov 18	10,528	10,728	10,363
Dec 18	10,545	10,925	10,386
Jan 19	10,591	11,041	10,410
Feb 19	10,615	11,035	10,429
Mar 19	10,640	11,247	10,454
Apr 19	10,665	11,250	10,476
May 19	10,700	11,449	10,501
Jun 19	10,734	11,593	10,530
Jul 19	10,757	11,619	10,550
Aug 19	10,780	11,920	10,578
Sep 19	10,801	11,856	10,596
Oct 19	10,832	11,892	10,623
Nov 19	10,841	11,886	10,635
Dec 19	10,860	11,878	10,653
Jan 20	10,890	12,106	10,669
Feb 20	10,918	12,324	10,697
Mar 20	10,826	12,251	10,752
Apr 20	10,928	12,469	10,753
May 20	10,973	12,527	10,750
Jun 20	10,993	12,606	10,752
Jul 20	11,002	12,795	10,756
Aug 20	11,009	12,691	10,757
Sep 20	11,015	12,684	10,759
Oct 20	11,020	12,628	10,761
Nov 20	11,025	12,752	10,763
Dec 20	11,029	12,769	10,764
Jan 21	11,033	12,678	10,765
Feb 21	11,025	12,495	10,767
Mar 21	11,029	12,338	10,769
Apr 21	11,032	12,436	10,770
May 21	11,036	12,477	10,771
Jun 21	11,039	12,564	10,770
Jul 21	11,042	12,705	10,771
Aug 21	11,045	12,681	10,772
Sep 21	11,036	12,571	10,773
Oct 21	11,039	12,567	10,773
Nov 21	11,031	12,604	10,773
Dec 21	11,024	12,572	10,774
Jan 22	11,016	12,301	10,768
Feb 22	10,997	12,164	10,767
Mar 22	10,968	11,826	10,764
Apr 22	10,962	11,377	10,767
May 22	10,980	11,451	10,780
Jun 22	10,957	11,271	10,772
Jul 22	10,981	11,547	10,782
Aug 22	10,998	11,220	10,797
Sep 22	10,996	10,735	10,814
Oct 22	11,008	10,596	10,832
Nov 22	11,057	10,986	10,871
Dec 22	11,112	10,937	10,918
Jan 23	11,169	11,273	10,955
Feb 23	11,191	10,982	10,986
Mar 23	11,239	11,260	11,045
Apr 23	11,288	11,329	11,083
May 23	11,329	11,205	11,110
Jun 23	11,369	11,165	11,163
Jul 23	11,424	11,158	11,209
Aug 23	11,480	11,086	11,260
Sep 23	11,526	10,805	11,310
Oct 23	11,574	10,634	11,361
Nov 23	11,645	11,116	11,420
Dec 23	11,719	11,541	11,479
Jan 24	11,770	11,510	11,529
Feb 24	11,807	11,347	11,570
Mar 24	11,858	11,452	11,621
Apr 24	11,907	11,162	11,668
May 24	11,970	11,352	11,723
Jun 24	12,020	11,459	11,772
Jul 24	12,096	11,727	11,832

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	5.88%	2.37%	1.92%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
ICE BofA 6-Month U.S. Treasury Bill Index...
	5.58	2.32	1.70

Key Fund statistics

Net Assets...
$1,133,264,082
Number of Portfolio Holdings...
239
Net Investment Advisory Fees...
$1,584,361
Portfolio Turnover Rate...
34%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Maturity allocation

Investment Type	Percent of Net Assets
Corporate Bonds...
37.0%
Asset-Backed Securities...
5.5
U.S. Treasury Obligations...
1.6
Municipal Bonds...
0.3
Foreign Agency Obligations...
0.2
Short-Term Securities...
56.0
Liabilities in Excess of Other Assets...
(0.6)
Percent of Net Assets
1-7 days...
7.5%
8-14 days...
6.1
15-30 days...
3.9
31-60 days...
8.5
61-90 days...
10.6
91-120 days...
10.2
121-150 days...
1.5
>150 days...
51.7

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Short Obligations Fund

Class K Shares | BBSOX

Annual Shareholder Report — July 31, 2024

BBSOX-07/24-AR

(b)    Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$24,442	$24,442	$0	$0	$11,960	$11,960	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, tax distribution and analysis reviews..
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-
audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$11,960	$11,960

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies – See Item 7
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual
Financial Statements
BlackRock Funds
SM
BlackRock Short Obligations Fund

Table of Contents
Page

Schedule of Investments
July 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 .. USD 5,000 $ 5,000,197
BMW Vehicle Lease Trust, Series 2024-1, Class
A2B, (SOFR 30 day Average at 0.00% Floor
+ 0.40%), 5.75%, 07/27/26
(a)
.......... 1,401 1,401,996
BMW Vehicle Owner Trust, Series 2024-A,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.34%), 5.69%, 02/25/27
(a)
...... 1,557 1,556,999
CarMax Auto Owner Trust
Series 2022-4, Class A2A, 5.34%, 12/15/25 140 139,818
Series 2023-1, Class A2A, 5.23%, 01/15/26 750 749,716
Series 2023-2, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.85%), 6.19%,
06/15/26
(a)
.................... 1,769 1,771,648
Series 2023-3, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.60%), 5.94%,
11/16/26
(a)
.................... 1,740 1,741,541
Series 2023-4, Class A2A, 6.08%, 12/15/26 2,101 2,108,324
Chase Issuance Trust, Series 2022-A1, Class A,
3.97%, 09/15/27 .................. 4,700 4,645,761
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ..... 1,379 1,383,841
CNH Equipment Trust
Series 2023-A, Class A2, 5.34%, 09/15/26 . 1,002 1,000,995
Series 2024-B, Class A2A, 5.42%, 10/15/27 1,746 1,751,433
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.40% Floor + 0.40%), 5.74%,
10/15/27
(a)
.................... 1,525 1,525,411
Ford Credit Auto Lease Trust
Series 2023-B, Class A2A, 5.90%, 02/15/26 1,108 1,108,712
Series 2024-B, Class A2A, 5.18%, 02/15/27 946 946,664
Ford Credit Auto Owner Trust
Series 2024-A, Class A2A, 5.32%, 01/15/27 2,030 2,031,038
Series 2024-B, Class A2A, 5.40%, 04/15/27 1,997 2,001,642
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/26 . 2,142 2,140,752
Series 2024-1, Class A2, 5.36%, 09/15/26 . 3,133 3,132,071
Hyundai Auto Lease Securitization Trust
(b)
Series 2023-B, Class A2A, 5.47%, 09/15/25 697 696,517
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.75%), 6.09%,
09/15/25
(a)
.................... 753 753,586
Series 2024-B, Class A2A, 5.51%, 10/15/26 2,975 2,983,154
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.45% Floor + 0.45%), 5.79%,
10/15/26
(a)
.................... 1,443 1,443,120
Hyundai Auto Receivables Trust, Series 2024-B,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.37%), 5.72%, 06/15/27
(a)
...... 1,694 1,694,160
Mercedes-Benz Auto Lease Trust, Series 2023-
A, Class A2, 5.24%, 11/17/25 .......... 2,632 2,630,663
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A2, 5.92%, 11/16/26 ...... 1,615 1,618,554
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 08/15/25 . 133 133,093
Series 2023-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.65%), 5.99%,
02/17/26
(a)
.................... 2,484 2,486,398
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/26 1,606 1,604,858
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.52% Floor + 0.52%), 5.86%,
05/15/26
(a)
.................... 1,528 1,529,056
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-A, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.35%), 5.69%,
12/15/26
(a)
.................... USD 4,501 $ 4,501,340
Toyota Lease Owner Trust, Series 2024-A,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.40%), 5.74%, 07/20/26
(a) (b)
..... 2,138 2,139,207
USAA Auto Owner Trust, Series 2024-A, Class
A2, 5.25%, 03/15/27
(b)
.............. 1,907 1,908,669
Total Asset-Backed Securities — 5 .5%
(Cost: $ 62,270,521 ) ............................... 62,260,934
Corporate Bonds
Aerospace & Defense — 0.5%
General Dynamics Corp., 3.50%, 04/01/27 .. 1,970 1,921,080
Lockheed Martin Corp., 4.95%, 10/15/25 ... 2,220 2,222,638
RTX Corp., 5.00%, 02/27/26 ........... 1,595 1,598,569
5,742,287
Automobiles — 3.5%
(b)
BMW US Capital LLC, (SOFR Index at 0.00%
Floor + 0.38%), 5.79%, 08/12/24
(a)
...... 17,735 17,735,485
Daimler Truck Finance North America LLC
5.20% , 01/17/25 .................. 2,545 2,541,717
5.00% , 01/15/27 .................. 2,260 2,267,814
Hyundai Capital America
5.45% , 06/24/26 .................. 2,005 2,020,904
5.25% , 01/08/27 .................. 2,625 2,641,119
Mercedes-Benz Finance North America LLC
5.38% , 08/01/25 .................. 3,330 3,338,660
4.90% , 01/09/26 .................. 3,150 3,154,314
4.88% , 07/31/26 .................. 2,840 2,846,179
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.83%), 6.21%, 03/20/26
(a)
. 3,140 3,155,692
39,701,884
Banks — 12.8%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................. 3,245 3,259,691
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 .................. 4,800 4,794,651
5.09% , 01/23/27 .................. 3,140 3,153,401
BPCE SA
(b)
5.10% , 01/26/26 .................. 3,140 3,126,831
5.20% , 01/18/27 .................. 2,010 2,023,564
Citibank NA, 4.93%, 08/06/26 .......... 4,420 4,430,363
Citigroup, Inc., (1-day SOFR + 2.84%), 3.11%,
04/08/26
(a)
..................... 2,430 2,391,227
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 6,093,542
JPMorgan Chase & Co., (1-day SOFR +
1.85%), 2.08%, 04/22/26
(a)
........... 14,370 14,038,788
KeyBank NA, 4.15%, 08/08/25 .......... 2,050 2,023,458
Mitsubishi UFJ Financial Group, Inc.
1.41% , 07/17/25 .................. 2,930 2,827,208
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.06% ,
09/12/25
(a)
.................... 5,895 5,890,395
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72% ,
02/20/26
(a)
.................... 3,600 3,607,385
National Australia Bank Ltd.
5.20% , 05/13/25 .................. 3,140 3,142,854
4.75% , 12/10/25 .................. 2,160 2,159,152
(1-day SOFR + 0.55%), 5.90% , 01/29/26
(a) (b)
5,150 5,156,605
Nordea Bank Abp
(b)
3.60% , 06/06/25 .................. 4,425 4,365,988

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.75% , 09/22/25 .................. USD 6,100 $ 6,088,351
5.00% , 03/19/27 .................. 3,150 3,180,406
PNC Financial Services Group, Inc. (The),
(SOFR Index + 1.09%), 5.67%, 10/28/25
(a)
. 5,450 5,450,634
Societe Generale SA, 4.35%, 06/13/25
(b)
.... 5,000 4,957,098
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 4,800 4,831,045
Sumitomo Mitsui Trust Bank Ltd.
(b)
0.80% , 09/16/24 .................. 8,000 7,949,492
(1-day SOFR + 0.44%), 5.81% , 09/16/24
(a)
10,000 10,002,600
Svenska Handelsbanken AB, 3.65%, 06/10/25
(b)
6,600 6,517,420
Wells Fargo Bank NA
5.55% , 08/01/25 .................. 3,340 3,357,695
4.81% , 01/15/26 .................. 3,150 3,150,562
Westpac Banking Corp.
5.35% , 10/18/24 .................. 5,500 5,497,944
1.02% , 11/18/24 .................. 2,395 2,363,745
(1-day SOFR + 0.30%), 5.71% , 11/18/24
(a)
8,985 8,986,348
144,818,443
Broadline Retail — 0.5%
eBay, Inc., 5.90%, 11/22/25 ............ 5,500 5,555,432
Capital Markets — 2.9%
Bank of New York Mellon (The), (1-day SOFR +
0.45%), 5.82%, 03/13/26
(a)
........... 2,220 2,220,977
Deutsche Bank AG, 4.16%, 05/13/25 ...... 3,900 3,869,448
Goldman Sachs Bank USA
(a)
(1-day SOFR + 0.78%), 5.28% , 03/18/27 . 3,150 3,162,498
(1-day SOFR + 0.77%), 6.15% , 03/18/27 . 3,150 3,149,833
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
.... 1,990 2,016,254
Morgan Stanley, (1-day SOFR + 0.56%), 1.16%,
10/21/25
(a)
..................... 2,226 2,203,363
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
..................... 1,230 1,228,470
UBS AG
(b)
0.70% , 08/09/24 .................. 3,680 3,675,823
(1-day SOFR at 0.00% Floor + 0.45%),
5.85% , 08/09/24
(a)
............... 6,775 6,775,264
1.38% , 01/13/25 .................. 4,430 4,349,641
32,651,571
Chemicals — 0.3%
Sherwin-Williams Co. (The), 4.05%, 08/08/24 . 2,775 2,773,972
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 4.95%, 07/03/27 .. 2,155 2,180,575
Consumer Finance — 3.0%
American Express Co., (1-day SOFR + 0.75%),
6.11%, 04/23/27
(a)
................ 3,050 3,053,658
American Honda Finance Corp.
(a)
(1-day SOFR + 0.60%), 6.01% , 08/14/25 . 3,130 3,137,596
(1-day SOFR at 0.00% Floor + 0.50%),
5.85% , 01/12/26 ................ 3,010 3,012,688
Caterpillar Financial Services Corp., (1-day
SOFR at 0.00% Floor + 0.27%), 5.64%,
09/13/24
(a)
..................... 12,325 12,326,118
John Deere Capital Corp., 3.40%, 06/06/25 .. 4,310 4,253,667
Toyota Motor Credit Corp.
4.40% , 09/20/24 .................. 5,000 4,990,281
5.20% , 05/15/26 .................. 2,975 3,002,600
33,776,608
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 ......... 7,000 6,939,947
Security
Par (000)
Par (000) Value
Electric Utilities — 0.8%
Florida Power & Light Co., 4.45%, 05/15/26 .. USD 1,915 $ 1,907,491
NextEra Energy Capital Holdings, Inc.
6.05% , 03/01/25 .................. 915 918,773
(SOFR Index + 0.76%), 6.11% , 01/29/26
(a)
3,130 3,142,857
Wisconsin Public Service Corp., 5.35%,
11/10/25 ...................... 2,720 2,734,381
8,703,502
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
4.75% , 03/30/26 .................. 750 749,505
5.05% , 04/05/27 .................. 2,755 2,784,375
3,533,880
Financial Services — 1.5%
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 3,030 3,056,686
National Rural Utilities Cooperative Finance
Corp., Series D, (1-day SOFR + 0.33%),
5.67%, 10/18/24
(a)
................ 5,000 5,001,669
Siemens Financieringsmaatschappij NV, 6.13%,
08/17/26
(b)
..................... 8,750 9,002,340
17,060,695
Food Products — 1.0%
(b)
Cargill, Inc., 4.88%, 10/10/25 ........... 5,185 5,188,332
Nestle Holdings, Inc., 4.00%, 09/12/25 ..... 6,200 6,153,029
11,341,361
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.
5.00% , 10/15/24 .................. 6,000 5,992,889
4.75% , 07/15/26 .................. 850 852,789
6,845,678
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., 4.85%, 02/08/27 ........ 3,130 3,146,263
Insurance — 2.3%
(b)
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,219,545
New York Life Global Funding
(1-day SOFR + 0.70%), 6.07% , 06/13/25
(a)
3,700 3,714,284
3.60% , 08/05/25 .................. 6,200 6,112,193
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ...................... 6,400 6,340,493
Pacific Life Global Funding II, (SOFR Index at
0.00% Floor + 0.86%), 6.24%, 06/16/25
(a)
.. 3,515 3,531,182
Principal Life Global Funding II
0.75% , 08/23/24 .................. 705 702,938
(1-day SOFR at 0.00% Floor + 0.38%),
5.76% , 08/23/24
(a)
............... 680 680,095
Protective Life Global Funding, 4.99%, 01/12/27 3,150 3,166,405
26,467,135
Media — 0.1%
Comcast Corp., 5.25%, 11/07/25 ........ 1,000 1,005,957
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 4.05%,
04/15/25 ...................... 1,000 991,253
WEC Energy Group, Inc., 5.00%, 09/27/25 .. 2,560 2,557,513
3,548,766
Oil, Gas & Consumable Fuels — 2.0%
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 22,704,752
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.
4.95% , 02/20/26 .................. 4,495 4,516,319
(1-day SOFR + 0.49%), 5.90% , 02/20/26
(a)
2,055 2,062,747

Schedule of Investments
(continued)
July 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25 ...................... USD 7,600 $ 7,577,187
14,156,253
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., (SOFR Index + 0.25%),
5.62%, 10/01/24
(a)
................ 7,055 7,055,841
Specialty Retail — 0.9%
Home Depot, Inc. (The)
4.00% , 09/15/25 .................. 1,910 1,893,371
5.15% , 06/25/26 .................. 2,900 2,930,108
Lowe's Cos., Inc.
4.40% , 09/08/25 .................. 4,150 4,120,441
4.80% , 04/01/26 .................. 1,760 1,758,784
10,702,704
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co., 5.90%,
10/01/24 ...................... 3,600 3,600,446
Tobacco — 0.4%
Philip Morris International, Inc., 5.13%, 11/15/24 5,000 4,993,792
Total Corporate Bonds — 37 .0%
(Cost: $ 419,263,098 ) .............................. 419,007,744
Foreign Agency Obligations
Canada — 0.2%
CDP Financial, Inc. , 4.50%
,
02/13/26
(b)
..... 2,523 2,517,235
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,519,894 ) ............................... 2,517,235
Municipal Bonds
Illinois — 0 .1%
State of Illinois , Series 2023A , GO ,
5.25% , 05/01/25 .................. 1,485 1,483,535
Other — 0 .2%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(b)(c)(d)
Series 2020-BTMFT-003 , RB ,
VRDN ( Barclays Bank plc LOC ),
5.63% , 08/01/24 ................ 700 700,000
Series 2020-11 , RB , VRDN ( Barclays Bank
plc LOC ), 5.63% , 08/01/24 ......... 1,120 1,120,000
1,820,000
Total Municipal Bonds — 0 .3%
(Cost: $ 3,305,000 ) ............................... 3,303,535
U.S. Treasury Obligations
U.S. Treasury Notes
4.75% , 07/31/25 .................. 6,220 6,221,118
5.00% , 08/31/25 - 09/30/25 ........... 6,020 6,039,509
4.88% , 11/30/25 .................. 3,080 3,092,031
1.63% , 02/15/26 .................. 2,580 2,472,668
Total U.S. Treasury Obligations — 1 .6%
(Cost: $ 17,743,483 ) ............................... 17,825,326
Total Long-Term Investments — 44.6%
(Cost: $ 505,101,996 ) .............................. 504,914,774
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Certificates of Deposit — 8.3%
Domestic — 1.1%
(a)
Bank of America NA , (1-day SOFR + 0.27%),
5.65% , 02/14/25 .................. USD 3,000 $ 3,000,595
HSBC Bank USA NA, New York , (1-day SOFR +
0.30%), 5.63% , 02/20/25 ............. 10,000 9,998,987
12,999,582
Yankee — 7.2%
(e)
Bank of Montreal, Chicago
(1-day SOFR + 0.30%), 5.63% , 02/11/25
(a)
. 5,610 5,612,538
5.50% , 06/11/25 .................. 9,000 9,025,580
Canadian Imperial Bank of Commerce, New
York , 5.96% , 09/20/24 .............. 6,000 6,002,676
Commonwealth Bank of Australia, New York ,
5.70% , 11/19/24 .................. 3,870 3,871,664
Cooperatieve Rabobank UA, New York ,
5.30% , 03/05/25 .................. 5,500 5,500,330
Credit Agricole Corporate & Investment Bank
SA, New York , 5.50% , 06/02/25 ........ 3,840 3,850,524
Credit Industriel et Commercial, New York ,
5.55% , 04/14/25 .................. 10,070 10,090,147
Lloyds Bank Corporate Markets plc ,
5.10% , 07/25/25 .................. 4,750 4,751,033
Mizuho Bank Ltd., New York , (1-day SOFR +
0.23%), 5.56% , 11/13/24
(a)
............ 3,300 3,300,739
Natixis SA, New York , 5.55% , 05/30/25 ..... 9,000 9,025,533
Royal Bank of Canada, New York ,
5.96% , 09/19/24 .................. 7,250 7,253,063
Toronto-Dominion Bank (The), New York
6.00% , 08/26/24 .................. 4,230 4,231,143
6.00% , 10/02/24 .................. 9,250 9,255,379
81,770,349
Total Certificates of Deposit — 8 .3%
(Cost: $ 94,669,859 ) ............................... 94,769,931
Commercial Paper — 38.6%
ABN AMRO Funding USA LLC , 5.45%
,
10/01/24
(b) (f)
...................... 1,440 1,426,663
American Honda Finance Corp.
(f)
5.66% , 08/05/24 .................. 6,530 6,525,096
5.64% , 09/16/24 .................. 4,600 4,566,969
5.64% , 09/26/24 .................. 8,920 8,842,322
AstraZeneca plc , 5.50%
,
10/07/24
(b) (f)
...... 3,130 3,097,648
Australia & New Zealand Banking Group Ltd.
(b)
(1-day SOFR + 0.26%), 5.59% , 04/22/25
(a)
5,500 5,499,924
5.41% , 06/26/25
(f)
................. 9,000 8,602,515
Banco Santander SA
(b)
5.30% , 08/29/24
(f)
................. 3,180 3,166,247
(1-day SOFR + 0.46%), 5.79% , 01/07/25
(a)
5,000 5,004,755
Bay Square Funding LLC
(a)(b)
(1-day SOFR + 0.27%), 5.60% , 10/11/24 . 5,200 5,201,230
(1-day SOFR + 0.23%), 5.56% , 12/10/24 . 2,500 2,499,861
(1-day SOFR + 0.27%), 5.60% , 01/08/25 . 4,900 4,900,172
Bell Canada, Inc.
(b)(f)
5.54% , 08/02/24 .................. 2,750 2,749,173
5.53% , 08/12/24 .................. 6,500 6,488,235
BofA Securities, Inc.
(b)(f)
5.54% , 06/06/25 .................. 5,250 5,025,224
5.43% , 06/17/25 .................. 4,000 3,823,332
BPCE SA , 5.37%
,
01/31/25
(b) (f)
........... 3,070 2,989,624
CDP Financial, Inc.
(b)(f)
5.20% , 02/03/25 .................. 6,940 6,755,906

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.30% , 07/07/25 .................. USD 6,000 $ 5,724,193
Commonwealth Bank of Australia , (1-day SOFR
+ 0.20%), 5.53%
,
01/21/25
(a) (b)
......... 3,300 3,300,075
Concord Minutemen Capital Co. LLC , 5.35%
,
01/27/25
(b)
...................... 6,000 6,000,000
CRH America Finance, Inc.
(b)(f)
5.59% , 08/01/24 .................. 3,750 3,749,435
5.55% , 08/12/24 .................. 5,000 4,990,925
5.64% , 10/25/24 .................. 2,000 1,973,764
DNB Bank ASA , 5.54%
,
12/05/24
(b) (f)
....... 5,390 5,291,627
European Investment Bank , 5.12%
,
04/17/25
(f)
11,750 11,332,597
Fiserv, Inc. , 5.53%
,
08/07/24
(b) (f)
.......... 16,500 16,482,515
HSBC USA, Inc.
(b)(f)
6.29% , 11/27/24 .................. 1,300 1,276,978
5.55% , 01/21/25 .................. 7,630 7,435,872
5.74% , 02/14/25 .................. 3,320 3,225,563
5.83% , 06/06/25 .................. 2,445 2,338,985
Hyundai Capital America , 5.60%
,
08/14/24
(b) (f)
. 4,880 4,869,655
ING US Funding LLC
5.43% , 10/24/24
(b) (f)
................ 7,400 7,306,960
(1-day SOFR + 0.24%), 5.57% , 11/18/24
(a)
3,500 3,501,111
Keurig Dr Pepper, Inc. , 5.56%
,
08/09/24
(b) (f)
.. 2,000 1,997,282
LSEGA Financing plc
(b)(f)
5.58% , 08/20/24 .................. 2,750 2,741,704
5.58% , 08/23/24 .................. 3,250 3,238,725
LVMH Moet Hennessy Louis Vuitton SE , 5.44%
,
01/09/25
(b) (f)
...................... 6,880 6,721,361
Macquarie Bank Ltd.
(b)
5.79% , 11/27/24
(f)
................. 3,430 3,369,604
5.31% , 02/18/25
(f)
................. 6,510 6,322,870
(1-day SOFR + 0.40%), 5.73% , 06/24/25
(a)
8,050 8,055,016
Marriott International, Inc. , 5.57%
,
08/28/24
(b) (f)
3,500 3,484,984
Marubeni Finance America LLC , 5.55%
,
08/16/24
(b) (f)
...................... 4,000 3,990,138
Microchip Technology, Inc. , 5.55%
,
08/02/24
(b) (f)
3,000 2,999,069
National Australia Bank Ltd. , (1-day SOFR +
0.25%), 5.58%
,
02/18/25
(a) (b)
.......... 12,000 12,002,430
National Bank of Canada
(b)(f)
5.85% , 11/06/24 .................. 8,040 7,923,776
5.57% , 04/30/25 .................. 8,000 7,698,129
5.54% , 05/23/25 .................. 5,680 5,449,082
Nutrien Financial US LLC , 5.56%
,
08/01/24
(b) (f)
4,000 3,999,388
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Nutrien Ltd. , 5.55%
,
08/12/24
(b) (f)
.......... USD 4,750 $ 4,741,318
Paradelle Funding LLC , 5.48%
,
06/06/25
(b) (f)
.. 12,530 11,997,060
Penske Truck Leasing Co. LP
(b)(f)
5.55% , 08/09/24 .................. 5,250 5,242,748
5.58% , 08/26/24 .................. 4,000 3,983,807
5.56% , 09/06/24 .................. 3,200 3,181,578
Penske Truck Leasing Co. LP / PTL Finance
Corp. , 5.59%
,
10/04/24
(b) (f)
............ 10,000 9,899,431
Pfizer, Inc. , 5.34%
,
08/06/24
(b) (f)
.......... 9,000 8,992,052
PPG Industries, Inc. , 5.53%
,
08/02/24
(f)
..... 7,250 7,247,816
Royal Bank of Canada
(f)
5.47% , 10/15/24
(b)
................. 4,050 4,004,924
5.80% , 11/06/24 .................. 8,950 8,822,278
Societe Generale SA , 5.35%
,
10/02/24
(b) (f)
... 10,400 10,303,600
Svenska Handelsbanken AB , 5.85%
,
08/09/24
(f)
8,750 8,738,479
Telstra Group Ltd.
(b)(f)
5.59% , 11/06/24 .................. 11,960 11,779,621
5.58% , 12/17/24 .................. 9,180 8,987,268
TotalEnergies Capital SA , 5.49%
,
09/13/24
(b) (f)
7,000 6,954,313
United Overseas Bank Ltd. , (1-day SOFR +
0.20%), 5.53%
,
01/22/25
(a) (b)
.......... 3,000 3,000,169
UnitedHealth Group, Inc. , 5.53%
,
09/16/24
(b) (f)
. 9,160 9,096,124
Volvo Treasury North America LP , 5.41%
,
11/15/24
(b) (f)
...................... 1,750 1,721,621
Vulcan Materials Co. , 5.49%
,
08/01/24
(b) (f)
... 14,370 14,367,828
VW Credit, Inc.
(b)(f)
5.53% , 08/19/24 .................. 5,250 5,234,853
5.54% , 08/22/24 .................. 8,250 8,222,392
Western Union Co. (The)
(b)(f)
5.50% , 08/01/24 .................. 5,750 5,749,125
5.54% , 08/07/24 .................. 12,250 12,236,923
Westpac Banking Corp. , 5.71%
,
11/07/24
(b) (f)
. 6,870 6,770,467
Total Commercial Paper — 38 .6%
(Cost: $ 437,139,809 ) .............................. 437,234,504
Total Repurchase Agreements — 9 .1%
(Cost: $ 103,000,000 ) .............................. 103,000,000
Total Short-Term Securities — 56.0%
(Cost: $ 634,809,668 ) .............................. 635,004,435
Total Investments — 100 .6%
(Cost: $ 1,139,911,664 ) ............................ 1,139,919,209
Liabilities in Excess of Other Assets — (0.6) % ............. (6,655,127)
Net Assets — 100.0% ...............................
$ 1,133,264,082
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
$ 135,471 $ — $ (135,471)
(b)
$ — $ — $ — — $ 22,402 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .64%
(a)
07/31/24 09/05/24 $ 12,250 $ 12,250,000 $ 12,319,090
Corporate/Debt
Obligations, 2.85% to
7.60%, due 02/17/39 to
03/25/67 ......... $ 14,183,190 $ 13,107,502
5 .82
(a)
07/31/24 11/04/24 2,000 2,000,000 2,031,040
Corporate/Debt
Obligations, 0.00% to
8.94%, due 07/25/30 to
10/20/31 ......... 7,327,839 2,300,001
– –
$ 14,250,000 $ 15,407,503
– –
BNP Paribas SA .... 5 .70
(a)
07/31/24 11/04/24 8,250 8,250,000 8,375,400
Corporate/Debt
Obligation, 7.13%, due
04/01/26 ......... 9,237,000 9,488,154
– –
Citigroup Global Markets,
Inc. ........... 5 .64
(a)
07/31/24 10/02/24 16,000 16,000,000 16,157,920
U.S. Government
Sponsored Agency
Obligations, 0.24% to
5.50%, due 05/20/41 to
02/16/64 ......... 603,656,427 17,756,233
5 .66
(a)
07/31/24 11/01/24 6,000 6,000,000 6,087,730
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.07% to
7.39%, due 10/15/24 to
06/25/53 ......... 52,246,405 6,394,183
– –
$ 22,000,000 $ 24,150,416
– –
Deutsche Bank
Securities, Inc. ... 5 .77
(a)
07/31/24 10/05/24 3,500 3,500,000 3,537,024
Corporate/Debt
Obligations, 4.50% to
10.00%, due 06/15/26
to 02/15/31 ....... 6,938,399 4,200,000
– –
Goldman Sachs & Co.
LLC ........... 5 .85
(a)
07/31/24 03/04/25 20,000 20,000,000 20,702,000
Corporate/Debt
Obligations, 0.00% to
11.40%, due 09/28/25
to 05/25/66 ....... 461,341,299 21,401,735
– –
Mizuho Securities USA
LLC ........... 5 .77
(a)
07/31/24 09/05/24 3,500 3,500,000 3,520,195
Corporate/Debt
Obligations, 2.29% to
6.66%, due 07/18/34 to
12/20/50 ......... 3,746,043 3,745,000
5 .87
(a)
07/31/24 10/31/24 19,000 19,000,000 19,285,021
Corporate/Debt
Obligation, 2.92%, due
06/15/29 ......... 21,829,000 20,330,696
– –
$ 22,500,000 $ 24,075,696
– –
Wells Fargo Securities
LLC ........... 5 .73
(a)
07/31/24 11/04/24 12,500 12,500,000 12,691,000
Corporate/Debt
Obligation, 0.00%, due
09/11/24 ......... 13,211,789 13,125,001
– –
$ 103,000,000 $ 111,848,505
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 62,260,934 $ — $ 62,260,934
Corporate Bonds ........................................ — 419,007,744 — 419,007,744
Foreign Agency Obligations ................................. — 2,517,235 — 2,517,235
Municipal Bonds ......................................... — 3,303,535 — 3,303,535
U.S. Treasury Obligations ................................... — 17,825,326 — 17,825,326
Short-Term Securities
Certificates of Deposit ..................................... — 94,769,931 — 94,769,931
Commercial Paper ....................................... — 437,234,504 — 437,234,504
Repurchase Agreements ................................... — 103,000,000 — 103,000,000
$ — $ 1,139,919,209 $ — $ 1,139,919,209

Statement of Assets and Liabilities

July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Short
Obligations
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,036,919,209
Cash ............................................................................................................. 3,130
Repurchase agreements, at value
(b)
......................................................................................... 103,000,000
Receivables: –
Capital shares sold ................................................................................................... 2,686,290
Dividends — affiliated ................................................................................................. 1,121
Interest — unaffiliated ................................................................................................. 6,979,813
From the Manager ................................................................................................... 20
Prepaid e xpenses ..................................................................................................... 50,165
Total a ssets .........................................................................................................
1,149,639,748
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 10,085,973
Administration fees ................................................................................................... 55,237
Capital shares redeemed ............................................................................................... 5,459,792
Income dividend distributions ............................................................................................ 20,019
Investment advisory fees .............................................................................................. 137,119
Trustees' and Officer's fees ............................................................................................. 7,922
Other affiliate fees ................................................................................................... 5,928
Professional fees .................................................................................................... 49,639
Service fees ....................................................................................................... 109,604
Other accrued expenses ............................................................................................... 444,433
Total li abilities ........................................................................................................
16,375,666
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,133,264,082
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,145,367,822
Accumulated loss ..................................................................................................... (12,103,740)
NET ASSETS ........................................................................................................
$ 1,133,264,082
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,036,911,664
(b)
  Repurchase agreements, at cost .................................................................................. $ 103,000,000

Statement of Assets and Liabilities
(continued)
July 31, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 620,183,034
Shares outstanding ...................................................................................................
61,616,827
Net asset value .....................................................................................................
$ 10.07
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 495,953,438
Shares outstanding ...................................................................................................
49,306,618
Net asset value .....................................................................................................
$ 10.06
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 17,127,610
Shares outstanding ...................................................................................................
1,699,748
Net asset value .....................................................................................................
$ 10.08
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Short
Obligations
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 22,402
Interest — unaffiliated ................................................................................................. 64,030,013
Total investment income .................................................................................................
64,052,415
EXPENSES
Investment advisory .................................................................................................. 3,040,362
Service — class specific ............................................................................................... 1,346,031
Transfer agent — class specific .......................................................................................... 546,177
Administration ..................................................................................................... 496,932
Administration — class specific .......................................................................................... 245,029
Registration ....................................................................................................... 115,822
Professional ....................................................................................................... 68,222
Accounting services .................................................................................................. 57,534
Printing and postage ................................................................................................. 50,081
Custodian ......................................................................................................... 25,927
Trustees and Officer .................................................................................................. 18,920
Miscellaneous ...................................................................................................... 33,682
Total expenses excluding interest expense .....................................................................................
6,044,719
Interest expense .................................................................................................... 10,393
Total expenses .......................................................................................................
6,055,112
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (41,021)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,456,001)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (1,587)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,556,503
Net investment income ..................................................................................................
59,495,912
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,869,004
Net realized loss from investments ........................................................................................ (3,088,547)
Net change in unrealized appreciation on investments ........................................................................... 10,957,551
Net realized and unrealized gain ...........................................................................................
7,869,004
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 67,364,916

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Short Obligations Fund
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 59,495,912  $ 59,858,331
Net realized loss .................................................................................. (3,088,547) (5,177,524)
Net change in unrealized appreciation (depreciation) .......................................................... 10,957,551  13,083,470
Net increase in net assets resulting from operations ............................................................. 67,364,916  67,764,277
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (32,968,051) (35,628,613)
Investor A ...................................................................................... (25,448,746) (22,756,450)
Class K ....................................................................................... (1,072,242) (1,471,493)
Decrease in net assets resulting from distributions to shareholders ................................................... (59,489,039) (59,856,556)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (210,284,191) (1,138,006,863)
NET ASSETS
Total decrease in net assets ............................................................................ (202,408,314) (1,130,099,142)
Beginning of year .................................................................................... 1,335,672,396  2,465,771,538
End of year ........................................................................................
$ 1,133,264,082  $ 1,335,672,396
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Short Obligations Fund
Institutional
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..............................
$ 10.00  $ 9.95  $ 10.05  $ 10.07  $ 10.02
Net investment income
(a)
....................................
0 .50  0 .32  0 .04  0 .04  0 .17
Net realized and unrealized gain (loss) ...........................
0 .07  0 .07  ( 0 .09 ) ( 0 .02 ) 0 .06
Net increase (decrease) from investment operations ................... 0.57  0.39  (0.05) 0.02  0.23
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .50 ) ( 0 .34 ) ( 0 .05 ) ( 0 .04 ) ( 0 .18 )
From net realized gain ......................................
—  —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... (0.50) (0.34) (0.05) (0.04) (0.18)
Net asset value, end of year .................................. $ 10.07  $ 10.00  $ 9.95  $ 10.05  $ 10.07
Total Return
(d)
Based on net asset value ..................................... 5.80% 3.96% (0.51)% 0.20% 2.28%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.39% 0.38% 0.36% 0.36% 0.43%
Total expenses after fees waived and/or reimbursed ...................
0.27% 0.28% 0.26% 0.26% 0.30%
Net investment income ......................................
4.96% 3.22% 0.45% 0.39% 1.69%
Supplemental Data
Net assets, end of year (000) ................................... $ 620,183  $ 700,104  $ 1,382,186  $ 2,037,769  $ 1,951,914
Portfolio turnover rate ........................................ 34% 18% 36% 67% 40%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Short Obligations Fund
Investor A
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..............................
$ 9.99  $ 9.94  $ 10.05  $ 10.06  $ 10.01
Net investment income
(a)
....................................
0 .47  0 .30  0 .02  0 .02  0 .15
Net realized and unrealized gain (loss) ...........................
0 .07  0 .07  ( 0 .11 ) ( 0 .01 ) 0 .06
Net increase (decrease) from investment operations ................... 0.54  0.37  (0.09) 0.01  0.21
Distributions
(b)
– – – – –
From net investment income .................................
( 0 .47 ) ( 0 .32 ) ( 0 .02 ) ( 0 .02 ) ( 0 .16 )
From net realized gain ......................................
—  —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... (0.47) (0.32) (0.02) (0.02) (0.16)
Net asset value, end of year .................................. $ 10.06  $ 9.99  $ 9.94  $ 10.05  $ 10.06
Total Return
(d)
Based on net asset value ..................................... 5.56% 3.73% (0.85)% 0.06% 2.08%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.63% 0.62% 0.61% 0.61% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.50% 0.50% 0.50% 0.49%
Net investment income ......................................
4.73% 3.03% 0.19% 0.16% 1.47%
Supplemental Data
Net assets, end of year (000) ................................... $ 495,953  $ 605,942  $ 1,029,382  $ 2,008,368  $ 2,585,292
Portfolio turnover rate ........................................ 34% 18% 36% 67% 40%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Short Obligations Fund
Class K
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year .............................
$ 10.01  $ 9.96  $ 10.07  $ 10.08  $ 10.04
Net investment income
(a)
...................................
0 .50  0 .33  0 .04  0 .04  0 .18
Net realized and unrealized gain (loss) ..........................
0 .07  0 .07  ( 0 .10 ) ( 0 .00 )
(b)
0 .05
Net increase (decrease) from investment operations .................. 0.57  0.40  (0.06) 0.04  0.23
Distributions
(c)
– – – – –
From net investment income ................................
( 0 .50 ) ( 0 .35 ) ( 0 .05 ) ( 0 .05 ) ( 0 .19 )
From net realized gain .....................................
—  —  —  —  ( 0 .00 )
(b)
Total distributions .......................................... (0.50) (0.35) (0.05) (0.05) (0.19)
Net asset value, end of year ................................. $ 10.08  $ 10.01  $ 9.96  $ 10.07  $ 10.08
Total Return
(d)
Based on net asset value .................................... 5.88% 4.04% (0.55)% 0.36% 2.28%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.35% 0.33% 0.32% 0.31% 0.33%
Total expenses after fees waived and/or reimbursed ..................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income .....................................
5.02% 3.27% 0.39% 0.41% 1.84%
Supplemental Data
Net assets, end of year (000) .................................. $ 17,128  $ 29,627  $ 54,203  $ 537,512  $ 123,417
Portfolio turnover rate ....................................... 34% 18% 36% 67% 40%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business  trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the
“Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.

Notes to Financial Statements
(continued)

Notes to Financial Statements
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2024, the class specific service fees borne directly by Investor A Shares of the Fund were $1,346,031.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.25%
$1 billion - $3 billion ..................................................................................................... 0.24
$3 billion - $5 billion ..................................................................................................... 0.23
$5 billion - $10 billion .................................................................................................... 0.22
Greater than $10 billion ................................................................................................... 0.21
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Class K Total
Administration fees - class specific ....................................................... $ 133,076 $ 107,682 $ 4,271 $ 245,029

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended July 31, 2024 , affiliates received CDSCs of $ 2,062 for Investor A Shares.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2024, the amount waived was $281.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the year ended July 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $1,455,720 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in the Statement of Operations. For the year ended July 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Institutional Investor A Total
Reimbursed Amount .............................................................................. $ 822 $ 4,202 $ 5,024
Institutional Investor A Class K Total
Transfer agent fees - class specific ....................................................... $ 345,542 $ 199,048 $ 1,587 $ 546,177
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through June 30, 2025, unless approved by the Board, including a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Investor A ..................................................................................... $ 36,750 $ —
Class K ...................................................................................... 4,271 1,587
$ 41,021 $ 1,587

Notes to Financial Statements
(continued)

Notes to Financial Statements
6. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term investments, were as follows:
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of July 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
U.S. Government
Securities
Other Securities
Fund Name Purchases Purchases Sales
BlackRock Short Obligations Fund .......................................................... $ 17,697,659 $ 193,763,781 $ 568,181,299
Fund Name
Year Ended
07/31/24
Year Ended
07/31/23
BlackRock Short Obligations Fund
Ordinary income ........................................................................................... $ 59,489,039 $ 59,856,556
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
BlackRock Short Obligations Fund ........................................... $ 114,984 $ (12,226,269) $ 7,545 $ (12,103,740)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 1,139,911,664 $ 1,224,384 $ (1,216,839) $ 7,545

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
36,753,901 $ 368,803,781 89,765,988 $ 893,322,897
Shares issued in reinvestment of distributions ........................
3,281,907 32,938,211 3,573,388 35,604,943
Shares redeemed .........................................
(48,436,928) (485,868,813) (162,290,630) (1,615,604,764)
(8,401,120) $ (84,126,821) (68,951,254) $ (686,676,924)
Investor A
Shares sold .............................................
12,761,179 $ 127,989,306 10,075,898 $ 100,311,541
Shares issued in reinvestment of distributions ........................
2,531,841 25,393,681 2,275,377 22,661,582
Shares redeemed .........................................
(26,626,421) (266,901,109) (55,265,176) (549,602,427)
(11,333,401) $ (113,518,122) (42,913,901) $ (426,629,304)
Class K
Shares sold .............................................
215,131 $ 2,159,161 2,740,282 $ 27,299,563
Shares issued in reinvestment of distributions ........................
74,494 748,430 69,443 692,846
Shares redeemed .........................................
(1,549,227) (15,546,839) (5,292,196) (52,693,044)
(1,259,602) $ (12,639,248) (2,482,471) $ (24,700,635)
(20,994,123) $ (210,284,191) (114,347,626) $ (1,138,006,863)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements

To the Board of Trustees of BlackRock Funds
SM
and Shareholders of BlackRock Short Obligations Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Short Obligations Fund (one of the funds constituting BlackRock Funds
SM
, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
Fund Name Federal Obligation Interest
BlackRock Short Obligations Fund ....................................................................................... $ 752,258
Fund Name Interest Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 59,490,320
Fund Name
Interest-Related
Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 43,244,294

Additional Information
2024
BlackRock Annual Financial Statements

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2024
BlackRock Annual Financial Statements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April
Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Short Obligations Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Lipper Classification (“Lipper Classification”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one-
and three-year periods reported, the Fund ranked in the fourth and second quartiles, respectively, against its Lipper Classification. The Board noted that BlackRock believes that the Lipper Classification is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and
BlackRock reviewed the Fund’s underperformance relative to its Lipper Classification during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2024
BlackRock Annual Financial Statements

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock has voluntarily agreed to a cap to further limit the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
            <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: September 23, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 23, 2024